LEASES AS LESSEE	12 Months Ended
Dec. 31, 2025
Leases As Lessee
LEASES AS LESSEE

13.	LEASES AS LESSEE

The Company has operating leases mainly for certain plants and financing leases for certain machinery and equipment as a lessee. There are seventeen operating lease agreements, and two finance lease agreements existed for the year ended December 31, 2025.

The depreciable life of assets and leasehold improvements is limited by the expected lease term unless there is a transfer of title or purchase option that is reasonably certain of being exercised.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
	$US	$US
Operating lease right-of-use assets	1,242,524	3,574,775

Operating lease liabilities – current	423,214	726,152
Operating lease liabilities – non-current	755,395	2,876,209
Total operating lease liabilities	1,178,609	3,602,361

	For the years ended December 31,
	2023	2024	2025
Weighted discount rate for the operating lease	5.00%	3.72%	3.55%
Weighted average remaining lease term	45 months	36 months	100 months

Supplemental balance sheet information related to financing lease was as follows:

	As of December 31,
	2024	2025
	$US	$US
Finance lease right-of-use assets	38,160	—
Finance lease payment liabilities-current	—	—
Total finance lease liabilities	—	—

	For the years ended December 31,
	2023	2024	2025
Weighted discount rate for the financing lease	3.91%	3.84%	3.87%
Weighted average remaining lease term	13 months	2 months	0 months

 For the years ended December 31, 2023, 2024 and 2025, the lease expense was as follows:

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Operating leases expense (excluded interest)	286,220	347,177	548,561
Short-term lease expense	17,564	29,575	81,801
Finance lease cost (excluded interest)	281,849	293,169	38,844
Interest	38,583	37,275	77,196
Total	624,216	707,196	746,402

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of December 31, 2025:

For the years ended December 31,	Amount
$US
2026	841,825
2027	631,390
2028	405,763
2029	249,980
2030	247,244
2031 and thereafter	1,838,077
Total lease payments	4,214,279
Less: imputed interest	(611,918)
Total operating lease liabilities, net of interest	3,602,361